Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Loss for the year	R$ (243,025)	R$ (44,646)	R$ (21,431)
Adjustments for:
Income tax and social contribution	(89,787)	(20,823)	(8,039)
Depreciation and amortization	74,994	41,131	27,287
Goodwill impairment	136,723	0	0
Allowance for expected credit losses	7,789	6,303	4,205
Provisions for tax, labor and civil risks	4,148	2,896	7,622
Provision for bonus and profit sharing	14,781	8,335	650
IPO Bonus (Cash)	0	222	0
Share-based compensation	2,947	1,069	0
Provision for earn-out and compensation	100,744	(40,716)	16,715
Interest from loans and borrowings	29,723	17,091	4,826
Interest on leases	512	356	725
Exchange variation loss (gain)	23,083	2,031	(65)
Loss for non-use of the advance payment	5,529	0	0
Loss on write-off of intangible assets	25	0	50
Loss on write-off of property, plant and equipment	1,327	533	3,937
Gain on financial investments	(1,155)	0	0
Effect of hyperinflation	65	1,552	180
Changes in assets and liabilities
Trade and other receivables	(69)	(45,645)	(26,308)
Prepayments	9,084	(18,330)	(3,289)
Other assets	(17,888)	(12,896)	(2,537)
Suppliers	107,020	35,964	52,109
Employee benefits	(5,734)	2,210	(1,759)
Other liabilities	(21,872)	(14,512)	(1,767)
Cash generated from (used in) operating activities	138,964	(77,875)	53,111
Interest paid on loans and leases	(30,509)	(17,933)	(5,232)
Income taxes paid	0	(1,452)	(1,736)
Net cash flow from (used in) operating activities	108,455	(97,260)	46,143
Cash flow from investing activities
Acquisition of subsidiary, net of cash acquired	(300,088)	(326,860)	(45,344)
Acquisition of property, plant and equipment	(7,200)	(5,946)	(4,747)
Investment in interest earning bank deposits	0	(7,005)	0
Redemption of interest earning bank deposits	0	2,227	1,065
Acquisition of Intangible assets	(42,495)	(13,467)	(12,565)
Net cash (used in) investing activities	(349,783)	(351,051)	(61,591)
Cash flow from financing activities
Capital increase – public offering	0	1,031,355	0
Issuance cost – public offering	0	(79,526)	0
Proceeds from loans and borrowings	34,000	88,000	62,000
Payment of borrowings	(74,069)	(41,652)	(33,212)
Payment of lease liabilities	(2,884)	(569)	(3,145)
Payments in installments for acquisition of subsidiaries	(172,892)	(62,575)	0
Capital increase	0	0	36,409
Net cash used in from financing activities	(215,845)	935,033	62,052
Exchange rate change on cash and cash equivalents	(24,815)	35,530	1,033
Net (decrease) increase in cash and cash equivalents	(481,988)	522,252	47,637
Cash and cash equivalents at January 1	582,231	59,979	12,342
Cash and cash equivalents at December 31	R$ 100,243	R$ 582,231	R$ 59,979